Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net (loss) income	$ (154,822)	$ (226,258)	$ 169,285
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	135,243	407,265	56,757
Amortization	74,017	16,793
Operating lease expense	91,310	90,609	81,203
Gain on disposal of assets		(4,328)
Non-cash interest expense	17,078	17,078	33,241
Net changes in operating assets and liabilities:
(Increase) decrease in other receivables	(5,100)	2,336	(2,408)
Increase in inventories	(358,549)
Decrease (increase) in consumptive biological assets	320,821	(124,572)	(192,634)
Decrease (increase) in prepaid expenses	20,360	(27,182)
Increase in prepaid taxes	(4,633)	(103,847)	(104,788)
Increase in other current assets	(134,541)	(48,646)	(449)
Increase in accounts payable	77,007	104,608	182,849
Increase in accrued expenses	51,526	7,377	26,514
Increase in due to related parties	3,802	193,434
Increase in advance receipts	4,944
(Decrease) increase in other payable	(59,962)	89,329	131,273
(Decrease) increase in income taxes payable	(25,254)	3,629	21,530
Increase in other current liabilities	2,446	5,336
Repayment for operating lease liabilities	(91,539)	(90,955)	(80,540)
Net cash provided by (used in) operating activities from continuing operations	(35,845)	312,006	321,833
Net cash provided by operating activities from discontinued operations			37,891
Net cash provided by (used in) operating activities	(35,845)	312,006	359,724
Cash Flows from Investing Activities
Purchase of property and equipment		(349,237)	(319,487)
Proceeds from disposal of fixed asset		43,600
Net cash used in investing activities from continuing operations		(305,637)	(319,487)
Net cash used in investing activities from discontinued operations			(333)
Net cash used in investing activities		(305,637)	(319,820)
Cash Flows from Financing Activities
Proceeds from related parties			14,643
Net cash provided by financing activities from continuing operations			14,643
Net cash used in financing activities from discontinued operations			(46,851)
Net cash provided by (used in) financing activities			(32,208)
Effect of exchange rate changes on cash and cash equivalents	1,760	7,811	(692)
Net increase (decrease) in cash and cash equivalents	(34,085)	14,180	7,004
Cash and Cash Equivalents
Beginning of period	37,284	23,104	16,100
Ending of period	3,199	37,284	23,104
Less: Cash from discontinued operation
Cash from continuing operation, end of period	3,199	37,284	23,104
Supplemental Disclosure of Cash Flows
Interest	2,185	150
Income taxes		20,885
Non-cash investing and financing activities:
Recognition of lease assets and liabilities			114,712
Termination of lease assets and liabilities
Accrued liability for property and equipment		1,394,768	2,437,980
Sale of subsidiaries in exchange for debt cancellation			$ 1,152,329